23. Debentures (Details 3) - Covenant	12 Months Ended
Dec. 31, 2018
DisclosureOfFinancialCovenantsLineItems [Line Items]
Company name	Copel
Contract	5th issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel
Contract	6th issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel
Contract	7th issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel GeT
Contract	1st issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel GeT
Contract	2nd issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel GeT
Contract	3rd issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel GeT
Contract	4th issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel GeT
Contract	5th issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel DIS
Contract	2nd issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel DIS
Contract	3rd issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel DIS
Contract	4th issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel TEL
Contract	1st issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Copel TEL
Contract	2nd issue de Debentures
Financial index	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Company name	Compagás
Contract	1st issue de Debentures
Financial index	Net debt / EBITDA
Limit	≤ 3.5
Company name	Compagás
Contract	2nd issue de Debentures
Financial index	General Indebtedness
Limit	≤ 0.7
Company name	Nova Asa Branca I
Contract	2nd issue de Debentures
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	Nova Asa Branca II
Contract	2nd issue de Debentures
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	Nova Asa Branca III
Contract	2nd issue de Debentures
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	Nova Eurus IV
Contract	2nd issue de Debentures
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	Ventos de Santo Uriel
Contract	2nd issue de Debentures
Financial index	Debt service coverage ratio
Limit	≥ 1.3